Other non-current assets	12 Months Ended
Dec. 31, 2025
Other non-current assets.
Other non-current assets

19.Other non-current assets

	At December 31,
(Euro thousands)	2025	2024
Deposits of rental, utility and other	7,070	11,096
Financial assets at fair value through profit or loss	1,627	2,710
Other	6,270	1,063
Total other non-current assets	14,967	14,869

Other non-current assets include financial assets at fair value through profit or loss in accordance with IFRS 9. The losses in fair value recognized through profit or loss in the 2025 amounted to €914 thousand (2024: €50 thousand gain).